Share-based payments (Tables)	6 Months Ended
Jun. 30, 2020
Share-based payments
Assumptions of Options Granted

	June 30, 2020	June 30, 2019

Fair value at grant date	$1.81	$2.11
Share price at grant date	$2.50	$3.04
Exercise price	$2.50	$3.04
Expected volatility	91%	82%
Expected life	5.90	5.83
Expected dividends	0.00	0.00
Risk-free interest rate	1.30%	2.14%